Putnam ESG Core Bond ETF
The fund's portfolio
1/31/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (32.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.7%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/53	$1,691,477	$1,750,226
6.00%, with due dates from 2/20/53 to 11/20/53	4,778,619	4,923,922
5.50%, TBA, 2/1/54	2,000,000	2,015,419
5.50%, with due dates from 9/20/52 to 7/20/53	1,115,688	1,136,255
5.00%, 10/20/52	1,578,611	1,571,454
4.50%, 9/20/52	3,123,179	3,046,968
4.00%, TBA, 2/1/54	1,000,000	951,609
4.00%, 2/20/48	1,948,260	1,882,284
3.50%, with due dates from 1/20/52 to 3/20/52	4,100,721	3,796,862
3.00%, with due dates from 3/20/43 to 9/20/51	5,056,994	4,548,353
2.50%, with due dates from 4/20/51 to 3/20/52	6,916,256	5,995,509
2.00%, with due dates from 2/20/51 to 7/20/51	6,241,813	5,213,178

		36,832,039
U.S. Government Agency Mortgage Obligations (24.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	49,640	51,049
6.00%, 5/1/53	238,370	242,305
5.50%, 5/1/53	237,351	238,638
5.00%, 3/1/53	916,016	907,035
4.50%, 8/1/52	244,954	237,283
4.00%, with due dates from 4/1/52 to 10/1/52	2,184,144	2,060,433
3.00%, 3/1/52	371,840	330,883
3.00%, 5/1/35	955,759	905,745
2.50%, with due dates from 1/1/52 to 5/1/52	1,641,276	1,397,835
2.00%, 5/1/51	499,756	404,699
2.00%, 4/1/42	2,522,220	2,134,696
2.00%, with due dates from 8/1/35 to 3/1/36	3,083,440	2,783,603
1.50%, 10/1/51	2,966,900	2,288,795
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/1/53 to 5/1/53	1,339,561	1,375,656
6.00%, 4/1/53	1,040,679	1,072,817
5.50%, 4/1/50	314,745	321,763
5.00%, with due dates from 10/1/52 to 2/1/53	2,202,379	2,181,391
4.50%, with due dates from 7/1/52 to 9/1/52	4,119,398	3,990,402
4.00%, with due dates from 6/1/52 to 7/1/52	4,814,315	4,584,391
3.50%, with due dates from 7/1/50 to 7/1/52	8,840,611	8,085,084
3.00%, with due dates from 3/1/52 to 6/1/52	11,102,631	9,768,010
3.00%, 11/1/32	316,505	304,493
2.50%, with due dates from 12/1/51 to 5/1/52	19,645,405	16,617,375
2.50%, with due dates from 7/1/36 to 7/1/37	4,659,427	4,325,456
2.00%, with due dates from 9/1/50 to 2/1/52	21,763,079	17,642,039
2.00%, with due dates from 5/1/36 to 6/1/36	2,544,303	2,291,865
1.50%, 7/1/36	2,411,491	2,128,124
Uniform Mortgage-Backed Securities
6.50%, TBA, 2/1/54	4,000,000	4,096,406
6.00%, TBA, 2/1/54	6,000,000	6,086,485
5.50%, TBA, 2/1/54	5,000,000	5,018,555
5.00%, TBA, 2/1/54	6,000,000	5,935,078
4.50%, TBA, 2/1/54	1,000,000	968,008
2.00%, TBA, 2/1/54	6,000,000	4,845,082
1.50%, TBA, 2/1/39	1,000,000	874,439

		116,495,918

Total U.S. government and agency mortgage obligations (cost $154,245,456)		$153,327,957

U.S. TREASURY OBLIGATIONS (32.3%)(a)
	Principal amount	Value
U.S. Treasury Bonds
6.125%, 8/15/29	$2,000,000	$2,215,625
4.00%, 11/15/52	33,900,000	32,570,484
3.375%, 8/15/42	14,000,000	12,324,922
U.S. Treasury Notes
2.50%, 2/28/26	25,500,000	24,645,352
2.375%, 4/30/26	20,800,000	20,019,188
1.75%, 3/15/25	27,300,000	26,445,809
1.25%, 8/15/31	34,000,000	28,140,313
1.25%, 3/31/28	8,000,000	7,189,375

Total U.S. treasury obligations (cost $156,487,979)		$153,551,068

CORPORATE BONDS AND NOTES (28.8%)(a)
	Principal amount	Value
Banking (7.7%)
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	$765,000	$629,664
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	600,000	642,000
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	400,000	422,502
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,610,000	1,600,034
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	727,000	628,536
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	2,125,000	1,887,622
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	4,698,000	4,585,074
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	745,000	755,686
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	1,105,000	1,083,709
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	790,000	654,650
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,165,000	1,146,634
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	535,000	444,900
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	1,550,000	1,525,436
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	590,000	614,254
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	3,060,000	3,119,172
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	730,000	744,970
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	800,000	662,502
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	460,000	448,146
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.641%, 5/15/47	361,000	315,874
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	361,000	300,078
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	3,147,000	3,096,229
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	6,137,000	5,416,491
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	895,000	628,323
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	2,212,000	2,078,082
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	310,000	331,700
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	765,000	777,897
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	600,000	737,568
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	250,000	229,924
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	722,000	566,424
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	239,000	212,022
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	239,000	167,886

		36,453,989
Basic materials (1.3%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	1,280,000	1,353,997
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	132,000	137,558
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	680,000	696,555
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	483,000	442,839
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	775,000	770,969
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	361,000	346,952
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	122,000	101,548
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	483,000	472,900
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	920,000	1,063,216
Weyerhaeuser Co. sr. unsec. unsub. bonds 3.375%, 3/9/33(R)	849,000	747,748

		6,134,282
Capital goods (1.0%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	56,000	55,087
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	1,027,000	958,694
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	413,000	425,328
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	693,000	627,276
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	740,000	731,318
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	275,000	278,680
RTX Corp. sr. unsec. unsub. bonds 6.40%, 3/15/54	835,000	961,612
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	839,000	805,190

		4,843,185
Communication services (3.9%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	661,000	566,542
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	2,751,000	2,448,502
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	598,000	554,286
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	610,000	599,815
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	8,212,000	6,662,208
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	366,000	279,407
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	239,000	236,881
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	610,000	580,045
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	605,000	576,003
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	600,000	548,596
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	506,000	460,252
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	802,000	866,502
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	122,000	115,376
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	605,000	586,546
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 3.30%, 2/15/51	1,947,000	1,387,317
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	590,000	547,351
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	870,000	997,747
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	844,000	763,167

		18,776,543
Consumer cyclicals (1.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	445,000	427,200
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	750,000	673,552
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	722,000	621,984
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	475,000	424,952
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	110,000	99,987
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	356,000	329,371
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	71,000	75,590
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	186,000	189,574
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	361,000	304,764
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	483,000	481,822
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	478,000	456,742
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	422,000	434,291
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	483,000	451,948
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	478,000	428,003
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	239,000	194,546
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42	1,220,000	1,081,418
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	732,000	670,227

		7,345,971
Consumer finance (0.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,245,000	1,067,115
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	727,000	713,741
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	244,000	220,656
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.40%, 4/10/28	1,205,000	1,084,322

		3,085,834
Consumer staples (0.7%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	570,000	580,531
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	675,000	651,855
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,268,000	1,293,453
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	230,000	231,933
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/28	193,000	197,347
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	475,000	534,582

		3,489,701
Energy (1.2%)
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	615,000	586,698
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	1,073,000	910,870
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	420,000	460,756
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	400,000	415,206
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	483,000	467,487
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	361,000	354,594
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	722,000	788,879
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	465,000	488,250
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	361,000	379,941
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	168,000	175,229
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	217,000	220,786
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	170,000	170,820
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	361,000	346,199

		5,765,715
Financial (0.6%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	244,000	269,977
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	1,683,000	1,330,783
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	132,000	130,141
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	361,000	337,340
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	393,000	413,169
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	147,000	156,998
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	133,000	137,913

		2,776,321
Health care (1.8%)
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	565,000	582,207
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	504,000	518,144
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	949,000	970,137
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	483,000	467,269
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	722,000	641,630
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	483,000	434,266
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	488,000	481,273
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	210,000	187,196
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	315,000	315,175
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	605,000	625,266
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	550,000	559,216
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	373,000	372,538
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	857,000	855,211
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	170,000	187,065
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	361,000	352,882
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	966,000	824,898

		8,374,373
Insurance (0.9%)
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	530,000	425,796
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	967,000	971,479
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	483,000	456,158
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	605,000	599,132
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	483,000	310,942
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	960,000	856,848
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	570,000	592,458

		4,212,813
Investment banking/Brokerage (1.4%)
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	720,000	738,812
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	839,000	806,663
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	183,000	164,668
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,343,000	1,299,517
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	356,000	313,127
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,467,000	3,415,052

		6,737,839
Real estate (0.7%)
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	188,000	178,862
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	395,000	420,397
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)	488,000	486,344
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34	845,000	848,843
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	1,098,000	1,075,116
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	122,000	115,417

		3,124,979
Technology (3.1%)
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	51,000	43,747
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	600,000	584,451
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	361,000	344,328
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	1,093,000	1,108,455
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	1,008,000	972,165
Fidelity National Information Services, Inc. sr. unsec. bonds 3.10%, 3/1/41	241,000	178,825
Fidelity National Information Services, Inc. sr. unsec. notes 2.25%, 3/1/31	121,000	102,044
Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.10%, 7/15/32	203,000	207,358
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	582,000	616,216
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	583,000	604,271
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	510,000	544,272
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	1,698,000	1,737,320
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	1,835,000	1,651,654
Micron Technology, Inc. sr. unsec. unsub. notes 5.875%, 9/15/33	1,085,000	1,128,611
Microsoft Corp. sr. unsec. unsub. bonds 3.50%, 2/12/35	610,000	572,481
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	361,000	259,121
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,177,000	1,056,899
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	666,000	517,429
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	727,000	578,528
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	483,000	435,090
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	735,000	509,454
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	995,000	863,737

		14,616,456
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	335,000	327,719

		327,719
Utilities and power (2.3%)
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	854,000	954,505
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	839,000	804,676
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	900,000	847,163
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	717,000	646,697
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	1,235,000	1,216,091
Florida Power & Light Co. sr. bonds 3.95%, 3/1/48	854,000	714,328
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	715,000	715,233
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	910,000	1,040,972
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	1,060,000	1,030,894
Pacific Gas and Electric Co. sr. bonds 6.95%, 3/15/34	145,000	159,713
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	500,000	511,452
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	500,000	435,738
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	500,000	468,540
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	445,000	453,364
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	380,000	387,348
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	370,000	386,908

		10,773,622

Total corporate bonds and notes (cost $133,998,123)		$136,839,342

MORTGAGE-BACKED SECURITIES (8.4%)(a)
	Principal amount	Value
Commercial mortgage-backed securities (8.4%)
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48(WAC)	$618,000	$580,439
BANK FRB Ser. 17-BNK8, Class B, 4.086%, 11/15/50(WAC)	56,000	48,749
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	1,344,000	1,118,773
Benchmark Mortgage Trust
Ser. 18-B6, Class AS, 4.441%, 10/10/51	2,211,000	2,043,762
Ser. 19-B11, Class AS, 3.784%, 5/15/52	54,000	46,067
FRB Ser. 20-B21, Class XA, IO, 1.558%, 12/17/53(WAC)	20,571,277	1,400,163
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	627,000	522,702
CD Mortgage Trust Ser. 18-CD7, Class A4, 4.279%, 8/15/51	672,000	635,372
Citigroup Commercial Mortgage Trust
FRB Ser. 16-P6, Class B, 4.298%, 12/10/49(WAC)	1,216,000	1,100,105
Ser. 16-P6, Class A5, 3.72%, 12/10/49(WAC)	501,000	473,373
Ser. 16-P4, Class AS, 3.075%, 7/10/49	2,394,000	2,200,064
COMM Mortgage Trust
FRB Ser. 17-COR2, Class C, 4.741%, 9/10/50(WAC)	1,387,000	1,219,670
FRB Ser. 15-CR26, Class B, 4.613%, 10/10/48(WAC)	1,170,000	1,095,783
FRB Ser. 14-CR15, Class B, 4.571%, 2/10/47(WAC)	603,789	579,637
Ser. 18-COR3, Class AM, 4.492%, 5/10/51(WAC)	42,000	37,938
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	355,000	339,616
CSAIL Commercial Mortgage Trust
Ser. 17-CX10, Class A3, 3.398%, 11/15/50	763,538	729,592
Ser. 16-C6, Class AS, 3.346%, 1/15/49	534,000	489,368
FRB Ser. 20-C19, Class XA, IO, 1.218%, 3/15/53(WAC)	978,677	49,164
FRB Ser. 19-C15, Class XA, IO, 1.192%, 3/15/52(WAC)	14,196,730	544,991
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49(WAC)	708,000	638,578
GS Mortgage Securities Trust
FRB Ser. 16-GS2, Class C, 4.854%, 5/10/49(WAC)	840,000	782,747
FRB Ser. 20-GC47, Class C, 3.569%, 5/12/53(WAC)	61,000	48,143
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C23, Class B, 4.632%, 9/15/47(WAC)	355,645	339,073
FRB Ser. 14-C19, Class B, 4.394%, 4/15/47(WAC)	552,000	544,443
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class C, 4.209%, 12/15/47(WAC)	270,035	247,751
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.179%, 2/15/47(WAC)	731,952	721,917
FRB Ser. 15-C25, Class B, 4.668%, 10/15/48(WAC)	1,011,000	949,759
FRB Ser. 14-C17, Class C, 4.562%, 8/15/47(WAC)	1,254,000	1,185,946
FRB Ser. 14-C16, Class B, 4.51%, 6/15/47(WAC)	33,000	30,228
Ser. 14-C17, Class AS, 4.011%, 8/15/47	2,337,000	2,249,830
Ser. 14-C19, Class B, 4.00%, 12/15/47(WAC)	1,180,000	1,119,060
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	1,504,000	1,393,234
Ser. 15-C22, Class B, 3.883%, 4/15/48(WAC)	823,000	746,629
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	488,401	401,848
Ser. 16-C28, Class A4, 3.544%, 1/15/49	748,000	717,777
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.941%, 10/15/51(WAC)	1,652,000	1,394,993
Ser. 18-L1, Class AS, 4.637%, 10/15/51(WAC)	665,000	629,785
Ser. 18-H4, Class A4, 4.31%, 12/15/51	743,000	720,718
Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	1,227,000	1,120,163
UBS Commercial Mortgage Trust
Ser. 18-C14, Class A4, 4.448%, 12/15/51	756,000	719,350
Ser. 17-C1, Class A4, 3.46%, 6/15/50	852,000	807,656
Wells Fargo Commercial Mortgage Trust
Ser. 18-C47, Class AS, 4.673%, 9/15/61(WAC)	665,000	646,153
Ser. 19-C49, Class B, 4.546%, 3/15/52	2,118,000	1,791,828
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	29,000	25,178
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	1,193,000	1,103,390
Ser. 17-C39, Class B, 4.025%, 9/15/50	1,870,000	1,666,106
FRB Ser. 20-C56, Class B, 3.863%, 6/15/53(WAC)	1,304,000	1,092,910
WF-RBS Commercial Mortgage Trust Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	734,331	651,745

		39,742,266

Total mortgage-backed securities (cost $39,219,514)		$39,742,266

ASSET-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value
Tesla Auto Lease Trust 144A Ser. 23-A, Class A3, 5.89%, 6/22/26	$2,000,000	$2,019,358

Total asset-backed securities (cost $1,999,868)		$2,019,358

SHORT-TERM INVESTMENTS (2.4%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 5.06%(AFF)	11,394,205	$11,394,205
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%	3,000	3,000

Total short-term investments (cost $11,397,205)		$11,397,205
TOTAL INVESTMENTS

Total investments (cost $497,348,145)		$496,877,196

TBA SALE COMMITMENTS OUTSTANDING at 1/31/24 (proceeds receivable $4,768,047) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.50%, 2/1/54	$2,000,000	2/13/24	$2,048,203
Uniform Mortgage-Backed Securities, 2.50%, 2/1/39	2,000,000	2/15/24	1,846,328
Uniform Mortgage-Backed Securities, 2.00%, 2/1/39	1,000,000	2/15/24	898,346

Total			$4,792,877

Key to holding's abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IO	Interest Only
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $475,657,429.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/24
Short-term investments
	Putnam Government Money Market Fund Class P*	$—	$81,228,376	$69,834,171	$348,736	$11,394,205

	Total Short-term investments	$—	$81,228,376	$69,834,171	$348,736	$11,394,205
* Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
For investments in State Street Institutional U.S. Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$2,019,358	$—
Corporate bonds and notes	—	136,839,342	—
Mortgage-backed securities	—	39,742,266	—
U.S. government and agency mortgage obligations	—	153,327,957	—
U.S. treasury obligations	—	153,551,068	—
Short-term investments	11,397,205	—	—

Totals by level	$11,397,205	$485,479,991	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
TBA sale commitments	$—	$(4,792,877)	$—

Totals by level	$—	$(4,792,877)	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com